Fixed Assets (Details) - Schedule of Fixed Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost Basis	$ 3,149,258	$ 3,134,850
Accumulated Depreciation	(1,251,015)	(815,987)
Net	1,898,243	2,318,863
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	378,480	376,429
Accumulated Depreciation	(320,473)	(197,907)
Net	58,007	178,522
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	2,585,077	2,572,720
Accumulated Depreciation	(859,612)	(579,015)
Net	1,725,465	1,993,705
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	56,656	56,656
Accumulated Depreciation	(13,866)	(8,200)
Net	42,790	48,456
Other Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	8,605	8,605
Accumulated Depreciation	(2,084)	(1,224)
Net	6,521	7,381
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	120,440	120,440
Accumulated Depreciation	(54,980)	(29,641)
Net	$ 65,460	$ 90,799